INCOME TAX (EXPENSE) CREDIT (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX (EXPENSE) CREDIT
Schedule of components of Income tax (expense) credit

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Current tax	(2,372)	(10,976)	(4,906)
Overprovision in prior years	4,258	—	—

	1,886	(10,976)	(4,906)

Deferred tax	(1,202)	(9,699)	11,436

	684	(1,277)	6,530

Schedule of reconciliation of taxation with the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit before taxation	(2,238)	4,559	(39,580)

Tax at the domestic income tax rate (2015: 26%, 2016: 29%, 2017: 27.8%,)	(581)	1,322	(11,003)
Tax effect of income not taxable for tax purpose	(2,711)	(1,802)	—
Tax effect of expenses not deductible	1,466	716	1,898
Overprovision in prior years	(4,258)	—	(715)
Tax effect of tax losses not recognized	969	5,321	3,007
Recognition of deferred tax assets previously not recognized	—	(3,646)	—
Utilization of tax losses previously not recognized	—	(2,463)	(601)
Effect of different tax rates of subsidiaries operating in other jurisdictions	4,431	1,829	884
Income tax expense (benefit)	(684)	1,277	(6,530)
Effective income tax rate	31%	28%	16%